Interest-bearing loans and borrowings - short term (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Short Term Interest-bearing Loans And Borrowings

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Working capital term loan (secured)	11,249	18,670	219
Acceptances (secured)	27,680	55,488	650
Buyer's / supplier's credit (secured)	11,123	6,169	72
Term loan from banks and financial institutions (secured)	1,600	—	—
Current maturities of long term interest-bearing loans and borrowings (refer Note 18)	29,803	60,384	707
Total #	81,455	140,711	1,647